Financial Risk Management and Fair Values of Financial Instruments - Schedule of Sensitivity Analysis (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
USD:NTD [Member]
Financial assets
Change in exchange rate, financial assets		1
Effect on profit (loss), financial assets		$ 2,337
Effect on other comprehensive income, financial assets
Financial liabilities
Change in exchange rate, financial liabilities		1
JPY [Member]
Financial assets
Change in exchange rate, financial assets	1	1
Effect on profit (loss), financial assets	$ 37	$ 13
Effect on other comprehensive income, financial assets
Financial liabilities
Change in exchange rate, financial liabilities	1	1
HKD [Member]
Financial assets
Change in exchange rate, financial assets	1	1
Effect on profit (loss), financial assets
Effect on other comprehensive income, financial assets
Financial liabilities
Change in exchange rate, financial liabilities	1	1
USD:NTD [Member]
Financial assets
Change in exchange rate, financial assets	1	1
Effect on profit (loss), financial assets	$ 2,417
Effect on other comprehensive income, financial assets
Financial liabilities
Change in exchange rate, financial liabilities	1	1
Effect on profit (loss), financial liabilities	$ 582	$ 557
Effect on other comprehensive income, financial liabilities
JPY [Member]
Financial assets
Change in exchange rate, financial assets	1	1
Financial liabilities
Change in exchange rate, financial liabilities	1	1
Effect on profit (loss), financial liabilities	$ 8,731	$ 5,469
Effect on other comprehensive income, financial liabilities